CONVERTIBLE NOTES (Tables)	12 Months Ended
May 31, 2020
CONVERTIBLE NOTES (Tables)
Schedule of Convertible Notes Payable

Convertible notes payable at May 31, 2020 and 2019 consists of the following:

	May 31, 2020	May 31, 2019
Dated June 6, 2017, in default	$11,000	$11,000
Dated August 4, 2017, in default	7,500	7,500
Dated October 6, 2017, in default	15,000	15,000
Dated March 23, 2018, in default	20,000	20,000
Dated July 31, 2018, in default	20,000	20,000
Dated December 31, 2018, in default	9,000	9,000
Dated February 15, 2019, in default	20,000	20,000
Total convertible notes payable, gross	102,500	102,500
Less: Unamortized debt discount	-	(11,649)
Total convertible notes	$102,500	$90,851